Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
The following table has been prepared in accordance with the SEC’s pay versus performance (“PvP”) rules. The PvP rules create a definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures as required by the SEC. In determining CAP for our principal executive officer (our “PEO”) and our named executive officers, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required for the Summary Compensation Table. The CAP data reflected in the table below may not reflect amounts actually realized or that will be realized by our named executive officers. A significant portion of the CAP amounts shown relates to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future changes in value based on changes in our stock price.
The Compensation & People Committee does not use CAP as the basis for making compensation decisions. Refer to Compensation Discussion and Analysis above to understand how the Committee makes compensation decisions.
Year	Summary Compensation Total for the PEO)(1) ($)	Compensation Actually Paid to the PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(4) ($) (in Millions)	Free Cash Flow(5) ($) (in Millions)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
2023	$15,617,171	$32,849,065	$7,935,291	$9,964,001	$171.28	$145.51	$245.5	$587.0
2022	$12,887,115	$10,443,199	$3,899,861	$4,250,523	$126.45	$103.12	$313.1	$415.8
2021	$13,048,375	$43,610,760	$4,349,703	$6,216,716	$144.81	$128.90	$476.9	$344.1

(1)
Mr. Heppelmann was the PEO for all three years in the table. Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO for the years 2023, 2022 and 2021, respectively, include ($13,036,021), ($10,350,834), and ($11,127,621) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for the years 2023, 2022 and 2021, respectively also include: $13,133,317, $10,347,649 and $14,917,434 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $9,348,375, ($2,517,223) and $25,326,040 for the change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; and $7,786,223, $76,493 and $1,446,533 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

(2)
For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs. Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2023, 2022 and 2021, respectively, include ($6,724,363), ($2,803,755), and ($3,486,115) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for the years 2023, 2022 and 2021, respectively also include: $6,153,271, $2,935,187 and $3,921,434 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $936,590, $228,247 and $1,478,895 for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $862,031, ($9,017) and $359,468 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; in 2023, $796,247 for the average fair value of stock awards that were granted in and vested during 2023 (related to Neil Barua’s replacement of unvested equity in ServiceMax, Inc. upon our acquisition of ServiceMax in January 2023); and in 2021, ($406,668) for the average fair value of stock awards that were granted in prior years and failed to meet the applicable vesting conditions in 2021 (related to the cancellation of Kathleen Mitford’s outstanding and unvested stock awards upon her resignation from PTC in May 2021).

(3)
The peer group used for the Peer Group Total Shareholder Return was the S&P 500 Information Technology Index.

2023 Highlights	Proxy Summary	Corporate Governance	Executive Compensation	Auditor Matters	PTC Stock Ownership	Transactions with Related Persons	Annual Meeting Information	Appendix A
(4)
As reported in our Consolidated Statements of Operations for the applicable fiscal reporting year, as provided under Part II Item 8 of our Annual Report on Form 10-K.

(5)
We have identified free cash flow as the Company-selected measure to be included in this table, as it represents the most important financial performance measure, not otherwise required to be disclosed in the table, used to link CAP to our executive officers to our performance. See Appendix A for the definition of free cash flow, a non-GAAP financial measure, and its reconciliation to the most directly comparable GAAP measure.

Named Executive Officers, Footnote
(1)
Mr. Heppelmann was the PEO for all three years in the table. Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO for the years 2023, 2022 and 2021, respectively, include ($13,036,021), ($10,350,834), and ($11,127,621) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for the years 2023, 2022 and 2021, respectively also include: $13,133,317, $10,347,649 and $14,917,434 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $9,348,375, ($2,517,223) and $25,326,040 for the change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; and $7,786,223, $76,493 and $1,446,533 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

Peer Group Issuers, Footnote
(3)
The peer group used for the Peer Group Total Shareholder Return was the S&P 500 Information Technology Index.

2023 Highlights	Proxy Summary	Corporate Governance	Executive Compensation	Auditor Matters	PTC Stock Ownership	Transactions with Related Persons	Annual Meeting Information	Appendix A

PEO Total Compensation Amount	$ 15,617,171	$ 12,887,115	$ 13,048,375
PEO Actually Paid Compensation Amount	32,849,065	10,443,199	43,610,760
Non-PEO NEO Average Total Compensation Amount	7,935,291	3,899,861	4,349,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,964,001	4,250,523	6,216,716
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs. Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for the years 2023, 2022 and 2021, respectively, include ($6,724,363), ($2,803,755), and ($3,486,115) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for the years 2023, 2022 and 2021, respectively also include: $6,153,271, $2,935,187 and $3,921,434 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $936,590, $228,247 and $1,478,895 for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $862,031, ($9,017) and $359,468 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; in 2023, $796,247 for the average fair value of stock awards that were granted in and vested during 2023 (related to Neil Barua’s replacement of unvested equity in ServiceMax, Inc. upon our acquisition of ServiceMax in January 2023); and in 2021, ($406,668) for the average fair value of stock awards that were granted in prior years and failed to meet the applicable vesting conditions in 2021 (related to the cancellation of Kathleen Mitford’s outstanding and unvested stock awards upon her resignation from PTC in May 2021).

Tabular List, Table
Performance Measures
We consider the list below to be our most important metrics that link compensation paid to our PEO and other Named Executive Officers to our performance, as they are the key metrics that determine the payouts under our annual Corporate Incentive Plan and Performance-Based RSUs.
Free Cash Flow
Adjusted Free Cash Flow
Annual Run Rate (ARR)
Relative TSR

Total Shareholder Return Amount	$ 171.28	126.45	144.81
Peer Group Total Shareholder Return Amount	145.51	103.12	128.9
Net Income (Loss)	$ 245,500,000	$ 313,100,000	$ 476,900,000
Company Selected Measure Amount	587,000,000	415,800,000	344,100,000
PEO Name	Mr. Heppelmann
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Run Rate (ARR)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Heppelmann [Member] | Adjustment Type1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,036,021)	$ (10,350,834)	$ (11,127,621)
Heppelmann [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,133,317	10,347,649	14,917,434
Heppelmann [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,348,375	(2,517,223)	25,326,040
Heppelmann [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,786,223	$ 76,493	$ 1,446,533
Neil Barua [Member]
Pay vs Performance Disclosure
Non-PEO Name	Neil Barua
Kristian Talvite [Member]
Pay vs Performance Disclosure
Non-PEO Name	Kristian Talvitie	Kristian Talvitie	Kristian Talvitie
Michael DiTullio [Member]
Pay vs Performance Disclosure
Non-PEO Name	Michael DiTullio	Michael DiTullio	Michael DiTullio
Aaron Von Staats [Member]
Pay vs Performance Disclosure
Non-PEO Name	Aaron von Staats	Aaron von Staats	Aaron von Staats
Catherine Kniker [Member]
Pay vs Performance Disclosure
Non-PEO Name		Catherine Kniker
Troy Richardson [Member]
Pay vs Performance Disclosure
Non-PEO Name		Troy Richardson	Troy Richardson
Kathleen Mitford [Member]
Pay vs Performance Disclosure
Non-PEO Name			Kathleen Mitford
Non-PEO NEO | Adjustment Type1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,724,363)	$ (2,803,755)	$ (3,486,115)
Non-PEO NEO | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,153,271	2,935,187	3,921,434
Non-PEO NEO | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	936,590	228,247	1,478,895
Non-PEO NEO | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	862,031	$ (9,017)	359,468
Non-PEO NEO | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 796,247
Non-PEO NEO | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (406,668)